Earnings per share	6 Months Ended
Jun. 30, 2019
Earnings per share
Earnings per share

5.Earnings per share

5.1Basic earnings per share

	Six months ended
	Jun 2019	Dec 2018	Jun 2018
Ordinary shares in issue (’000)	2,670,029	2,266,261	2,265,478
Bonus element of the capitalisation issue (’000)	-	-	402
Adjustment for weighting of ordinary shares in issue (’000)	(328,462)	(273)	(4,127)
Adjusted weighted average number of shares (’000)	2,341,567	2,265,988	2,261,753
(Loss)/profit attributable to owners of Sibanye-Stillwater (SA rand million)	(265.2)	(2,576.3)	76.7
Basic earnings per share (EPS) (cents)	(11)	(114)	3

5.2Diluted earnings per share

	Six months ended
	Jun 2019	Dec 2018	Jun 2018
Weighted average number of shares
Adjusted weighted average number of shares (’000)	2,341,567	2,265,988	2,261,753
Potential ordinary shares (’000)	-	-	25,172
Diluted weighted average number of shares (’000)	2,341,567	2,265,988	2,286,925
Diluted basic EPS (cents)	(11)	(114)	3

5.3Headline earnings per share

Figures in million - SA rand	Six months ended
	Jun 2019	Dec 2018	Jun 2018
(Loss)/profit attributable to owners of Sibanye-Stillwater	(265.2)	(2,576.3)	76.7
Loss/(gain) on disposal of property, plant and equipment	4.9	(28.4)	(31.8)
Impairments	93.1	2,981.8	59.6
Gain on acquisition	(1,092.5)	-	-
Taxation effect of re-measurement items	(3.2)	(494.7)	(3.5)
Re-measurement items, net of tax attributable to non-controlling interests	(0.2)	-	-
Headline earnings	(1,263.1)	(117.6)	101.0
Headline EPS (cents)	(54)	(5)	4

5.4Diluted headline earnings per share

	Six months ended
	Jun 2019	Dec 2018	Jun 2018
Diluted headline EPS (cents)	(54)	(5)	4